Short-Term Loans	12 Months Ended
Dec. 31, 2024
Short-Term Loans [Abstract]
SHORT-TERM LOANS

6. SHORT-TERM LOANS

	December 31, 2024	December 31, 2023
Short-term loans from financial institutions other than banks	$-	$671,355
Short-term loans from banks	7,972,764	2,213,164
	$7,972,764	$2,884,519

Short-term loans from financial institutions other than banks

During the years ended December 31, 2023 and 2022, the Company entered into certain loan agreements with certain financial institutions, pursuant to which the Company borrowed $9,523,224 and $28,481,174, respectively, from these financial institutions with maturity dates through March 2024. The borrowings bore interest rates of 7.5% per annum. For the year ended December 31, 2024, the Company did not borrow from financial institutions. For the years ended December 31, 2024, 2023 and 2022, the Company repaid borrowings of $704,857, $17,855,445 and $22,146,119, respectively.

Short-term loans from banks

During the year ended December 31, 2024, 2023 and 2022, the Company entered into one loan agreement with a bank, pursuant to which the Company borrowed $33,417,906, $48,435,043 and $57,057,319, respectively, with maturity dates due through August 2025. The borrowing bore interest rates ranging between 3.5% and 7.0% per annum. For the year ended December 31, 2024, 2023 and 2022, the Company repaid borrowings of $32,251,734, $52,972,513 and $50,628,257, respectively. The short-term loans were pledged by the accounts receivables due from customers.

During the year ended December 31, 2024, the Company entered into one additional loan agreement with another bank, pursuant to which the Company borrowed $4,892,053 with maturity dates due through May 2025. The borrowing bore interest rate ranging between 6.0% and 6.1% per annum. The Company did not repay the borrowing as of the date of this report.

During the year ended December 31, 2023, the Company entered into one additional loan agreement with another bank, pursuant to which the Company borrowed $282,450 with maturity dates due through March 2024. The borrowing bore interest rate of 4.0% per annum. The Company fully repaid the borrowing of $281,694 on due date. The difference between amount of borrowing and repayment is due to foreign exchange changes.